Earnings per Share - Additional Information (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, shares outstanding	57,147,501	0
Common Class B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, shares outstanding	42,852,499	0
Performance Based Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Granted (in shares)	473,223,000